Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments
The accounting standard for fair value measurements establishes a framework for measuring fair value that is based on the inputs market participants use to determine the fair value of an asset or liability and establishes a fair value hierarchy to prioritize those inputs. The fair value hierarchy is comprised of three levels that are described below:
Level 1 — Inputs based on quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs other than Level 1 quoted prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.
Level 3 — Unobservable inputs based on little or no market activity and that are significant to the fair value of the assets and liabilities, therefore requiring an entity to develop its own assumptions.
The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs are obtained from independent sources and can be validated by a third party, whereas unobservable inputs reflect assumptions regarding what a third party would use in pricing an asset or liability based on the best information available under the circumstances. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
Recurring Basis
The following tables present the fair value and hierarchy levels for the Company's assets and liabilities, which are measured at fair value on a recurring basis as of March 31, 2015:

In thousands	Level 1	Level 2	Level 3	March 31, 2015
Assets
Providência Contracts	$—	$2,159	$—	$2,159
Dounor Contract	—	53	—	53

Liabilities
Providência Instruments	$—	$(618)	$—	$(618)
The following tables present the fair value and hierarchy levels for the Company's assets and liabilities, which are measured at fair value on a recurring basis as of December 31, 2014:

In thousands	Level 1	Level 2	Level 3	December 31, 2014
Assets
Providência Contracts	$—	$3,962	$—	$3,962

Liabilities
Providência Instruments	$—	$(560)	$—	$(560)

ASC 820 "Fair Value Measurements and Disclosures" (ASC 820) defines fair value as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The Company determines the fair value of its financial assets and liabilities using the following methodologies:

•	Foreign Exchange Forward Contracts - Fair value is based upon a comparison of the contracted forward exchange rates to the current market exchange rates, discounted at the currency-appropriate rate.

•
Foreign Exchange Option Contracts - Fair value is based upon quantitative models that utilize multiple market inputs (including interest rates, prices and indices to generate continuous yield or pricing curves, discount rates and volatility factors).

The fair values of cash and cash equivalents, accounts receivable, inventories, short-term borrowings and accounts payable and accrued liabilities approximate their carrying values due to the short-term nature of these instruments. The methodologies used by the Company to determine the fair value of its financial assets and liabilities at March 31, 2015 are the same as those used at December 31, 2014. As a result, there have been no transfers between Level 1 and Level 2 categories.

Fair Value of Financial Instruments
The accounting standard for fair value measurements establishes a framework for measuring fair value that is based on the inputs market participants use to determine the fair value of an asset or liability and establishes a fair value hierarchy to prioritize those inputs. The fair value hierarchy is comprised of three levels that are described below:
Level 1 — Inputs based on quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs other than Level 1 quoted prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.
Level 3 — Unobservable inputs based on little or no market activity and that are significant to the fair value of the assets and liabilities, therefore requiring an entity to develop its own assumptions.
The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs are obtained from independent sources and can be validated by a third party, whereas unobservable inputs reflect assumptions regarding what a third party would use in pricing an asset or liability based on the best information available under the circumstances. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
Recurring Basis
The following tables present the fair value and hierarchy levels for the Company's assets and liabilities, which are measured at fair value on a recurring basis as of the following period:

In thousands	Level 1	Level 2	Level 3	December 31, 2014
Assets				(1)
Providência Contracts	$—	$3,962	$—	$3,962

Liabilities
Providência Instruments	—	(560)	—	(560)
(1) At December 28, 2013, the Company did not have any financial assets or liabilities required to be measured at fair value.
ASC 820 "Fair Value Measurements and Disclosures" (ASC 820) defines fair value as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The Company determines fair value of its financial assets and liabilities using the following methodologies:

•
Firm Commitment — Assets recognized associated with an unrecognized firm commitment to purchase equipment. The fair value of the assets is based upon indicative price information obtained from a third-party financial institution that is the counterparty to the transaction.

•
Derivative instruments — These instruments consist of foreign exchange forward contracts. The fair value is based upon indicative price information obtained from a third-party financial institution that is the counterparty to the transaction.

The fair values of cash and cash equivalents, accounts receivable, inventories, short-term borrowings and accounts payable and accrued liabilities approximate their carrying values due to the short-term nature of these instruments. The methodologies used by the Company to determine the fair value of its financial assets and liabilities at December 31, 2014 are the same as those used at December 28, 2013. As a result, there have been no transfers between Level 1 and Level 2 categories.
In order to value the Providência Contracts, quantitative models that utilize multiple market inputs (including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors) are utilized. Prior to the consummation of the Providência Acquisition, management considered the probability of the Providência Acquisition being finalized as a component of the valuation. As a result, the Company considered the fair value of the Providência Contracts a Level 3 fair value determination. Subsequent to the Providência Acquisition and after the settlement of the primary financial instrument included in the Providência Contracts, management no longer is required to consider the probability of the Providência Acquisition being finalized as a component of the valuation. Therefore, the fair value of the remaining Providência Contracts are considered a Level 2 fair value determination.
Non-Recurring Basis
In light of the recent acquisition of Providência, the Company realigned its internal reporting structure during the third quarter of 2014, whereby the former Americas Nonwovens segment was divided into North America and South America segments. As a result of the realignment of the Company's segments, some of the reporting units changed. When reporting units are changed, ASC 350 requires that goodwill be tested for impairment both before and after the reorganization. Therefore, the Company performed an interim goodwill impairment test and determined that goodwill was not impaired at any of the reporting units prior to the reorganization. Subsequent to the reorganization and reallocation of goodwill, the Company performed an interim goodwill impairment test on the North America and Argentina/Colombia reporting units, using a two-step impairment test to determine if the allocated goodwill is recoverable. The first step compares the carrying amount of the reporting unit to its estimated fair value. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired and the second step of the impairment test is not necessary. To the extent that the carrying value of the reporting unit exceeds its estimated fair value, a second step is performed, wherein the reporting unit’s carrying value of goodwill is compared to the implied fair value of goodwill. To the extent that the carrying value exceeds the implied fair value, impairment exists and must be recognized.
The estimated fair values of the reporting units were determined using a discounted cash flow (income approach) valuation methodology. Key assumptions regarding estimated cash flows include profit margins, long-term forecasts, discount rates, terminal growth rates and the estimated fair value of certain assets and liabilities. The Company made various assumptions when completing step one and step two of the analysis, which were consistent with our previous annual impairment test. Based on this analysis, the Company determined that subsequent to the reorganization the North American reporting unit passed step one. However, the Argentina/Colombia reporting unit failed the step one impairment calculation and it was necessary to proceed to step two. In step two, the fair value calculated in step one is used to apply the fair value to the assets and liabilities of the reporting unit based on a hypothetical purchase price allocation. The implied fair value of goodwill is determined in the allocation process and compared to the book value of goodwill. Based on this analysis, the Company determined the fair value of goodwill allocated to the Argentina/Colombia reporting unit to be zero and that all of its allocated goodwill would be impaired. As a result, the Company recorded a non-cash impairment charge of $6.9 million. The amount is considered a non-recurring Level 3 fair value determination.
The Company reviews long-lived assets for impairment whenever changes in events or circumstances indicate that the carrying value of an asset may not be recoverable. As a result of the realignment, the Company performed an interim impairment test in accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), which requires a long-lived asset (asset group) to be tested for recoverability by comparing the net carrying value of the asset or asset group to the undiscounted net cash flows to be generated from the use and eventual disposition of that asset (asset group). Based on this analysis, the Company determined that the undiscounted net cash flows were greater than the net carrying value of the asset group and therefore no impairment existed.
At December 28, 2013, the Company did not have any financial assets or liabilities required to be measured at fair value on a recurring basis. However, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. In the fourth quarter of 2013, the Company performed an impairment test on long-lived assets in Argentina. The Company determined the fair value of the long-lived assets to be $14.4 million. As a result, the Company recorded an impairment charge of $2.2 million. Personal property was valued using the cost and market approaches, and the cost approach for construction in progress. Land was valued using a combination of the cost, income and sales comparison approaches. Key assumptions included market rent rates ($5 per square foot), management fees (5%) and an overall capitalization rate (12%). The amount is considered a non-recurring Level 3 fair value determination.